Credit risk - Schedule of Securities Lending Transactions (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through other comprehensive income	£ 30,344	£ 27,337
Loans and advances securitised1 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through other comprehensive income	£ 5,714	£ 4,532